Fair Value of Financial Instruments - Summary of Breakdown of Fair Value Hierarchy Levels (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	R$ 322,929	R$ 286,646
Financial assets at fair value through other comprehensive income	76,660	49,323
Financial assets designated at fair value through profit or loss	1,035	1,269
Financial liabilities designated at fair value through profit or loss	201	192
Structured notes [member]
Disclosure of financial assets measured at fair value [line items]
Financial liabilities designated at fair value through profit or loss	201	192
United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income		193
Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	8
Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	280,040	261,911
Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	219,611	217,058
Financial assets at fair value through other comprehensive income	50,732	27,839
Brazilian external debt bonds [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets designated at fair value through profit or loss	1,035	1,269
Government securities - other countries [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,520	2,079
Financial assets at fair value through other comprehensive income	20,571	18,772
Government securities - other countries [member] | Argentina [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	318	1,129
Government securities - other countries [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	488	302
Financial assets at fair value through other comprehensive income	11,208	7,653
Government securities - other countries [member] | Colombia [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	409	207
Financial assets at fair value through other comprehensive income	3,878	5,505
Government securities - other countries [member] | United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	141	117
Financial assets at fair value through other comprehensive income	2,756	2,618
Government securities - other countries [member] | Mexico [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	57	120
Government securities - other countries [member] | Paraguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2	1
Financial assets at fair value through other comprehensive income	1,780	1,529
Government securities - other countries [member] | Uruguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	97	84
Financial assets at fair value through other comprehensive income	597	553
Government securities - other countries [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	4
Financial assets at fair value through other comprehensive income	0	1
Government securities - other countries [member] | Germany [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	23	22
Government securities - other countries [member] | France [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0	891
Government securities - other countries [member] | Italy [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	115
Financial assets at fair value through other comprehensive income	329
Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	50,642	38,448
Financial assets at fair value through other comprehensive income	5,357	2,712
Corporate debt securities [member] | Negotiable Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	14,637	9,446
Financial assets at fair value through other comprehensive income	149	161
Corporate debt securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	792	969
Financial assets at fair value through other comprehensive income	2,371	1,053
Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,444	1,411
Financial assets at fair value through other comprehensive income	26
Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	12,655	4,960
Financial assets at fair value through other comprehensive income	334	2
Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,173	1,396
Financial assets at fair value through other comprehensive income	2,477	1,496
Corporate debt securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	18,514	19,724
Corporate debt securities [member] | Promissory notes [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	313	435
Corporate debt securities [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	114	107
Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	8,267	4,326
Level 1 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	72,455	30,680
Financial assets designated at fair value through profit or loss	1,035	1,269
Financial liabilities designated at fair value through profit or loss	0
Level 1 [Member] | Structured notes [member]
Disclosure of financial assets measured at fair value [line items]
Financial liabilities designated at fair value through profit or loss	0
Level 1 [Member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 1 [Member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 1 [Member] | Promissory notes [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 1 [Member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 1 [Member] | Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	8
Level 1 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	234,583	224,872
Level 1 [Member] | Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	216,167	213,816
Financial assets at fair value through other comprehensive income	49,879	27,038
Level 1 [Member] | Brazilian external debt bonds [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets designated at fair value through profit or loss	1,035	1,269
Level 1 [Member] | Government securities - other countries [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,520	1,517
Financial assets at fair value through other comprehensive income	20,571	2,448
Level 1 [Member] | Government securities - other countries [member] | Argentina [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	318	1,129
Level 1 [Member] | Government securities - other countries [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	488	147
Financial assets at fair value through other comprehensive income	11,208
Level 1 [Member] | Government securities - other countries [member] | Colombia [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	409
Financial assets at fair value through other comprehensive income	3,878
Level 1 [Member] | Government securities - other countries [member] | United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	141	117
Financial assets at fair value through other comprehensive income	2,756	2,425
Level 1 [Member] | Government securities - other countries [member] | Mexico [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	57	120
Level 1 [Member] | Government securities - other countries [member] | Paraguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2
Financial assets at fair value through other comprehensive income	1,780
Level 1 [Member] | Government securities - other countries [member] | Uruguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	97
Financial assets at fair value through other comprehensive income	597
Level 1 [Member] | Government securities - other countries [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	4
Financial assets at fair value through other comprehensive income	0	1
Level 1 [Member] | Government securities - other countries [member] | Germany [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	23	22
Level 1 [Member] | Government securities - other countries [member] | France [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 1 [Member] | Government securities - other countries [member] | Italy [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	329
Level 1 [Member] | Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	16,578	7,536
Financial assets at fair value through other comprehensive income	2,005	1,194
Level 1 [Member] | Corporate debt securities [member] | Negotiable Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	9,847	6,175
Financial assets at fair value through other comprehensive income	149	161
Level 1 [Member] | Corporate debt securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	1
Financial assets at fair value through other comprehensive income	0
Level 1 [Member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 1 [Member] | Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	4,667	168
Financial assets at fair value through other comprehensive income	334
Level 1 [Member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,064	1,192
Financial assets at fair value through other comprehensive income	1,522	1,033
Level 1 [Member] | Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	318	2,003
Level 2 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	4,171	18,643
Financial assets designated at fair value through profit or loss	0
Financial liabilities designated at fair value through profit or loss	201	192
Level 2 [Member] | Structured notes [member]
Disclosure of financial assets measured at fair value [line items]
Financial liabilities designated at fair value through profit or loss	201	192
Level 2 [Member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 2 [Member] | Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 2 [Member] | Italy [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		115
Level 2 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	43,738	34,206
Level 2 [Member] | Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	3,444	3,242
Financial assets at fair value through other comprehensive income	853	801
Level 2 [Member] | Brazilian external debt bonds [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets designated at fair value through profit or loss	0
Level 2 [Member] | Government securities - other countries [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	562
Financial assets at fair value through other comprehensive income	0	16,324
Level 2 [Member] | Government securities - other countries [member] | Argentina [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 2 [Member] | Government securities - other countries [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	155
Financial assets at fair value through other comprehensive income	0	7,653
Level 2 [Member] | Government securities - other countries [member] | Colombia [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	207
Financial assets at fair value through other comprehensive income	0	5,505
Level 2 [Member] | Government securities - other countries [member] | United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 2 [Member] | Government securities - other countries [member] | Mexico [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 2 [Member] | Government securities - other countries [member] | Paraguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	1
Financial assets at fair value through other comprehensive income	0	1,529
Level 2 [Member] | Government securities - other countries [member] | Uruguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	84
Financial assets at fair value through other comprehensive income	0	553
Level 2 [Member] | Government securities - other countries [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 2 [Member] | Government securities - other countries [member] | Germany [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 2 [Member] | Government securities - other countries [member] | France [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0	891
Level 2 [Member] | Government securities - other countries [member] | Italy [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 2 [Member] | Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	32,345	28,079
Financial assets at fair value through other comprehensive income	3,318	1,518
Level 2 [Member] | Corporate debt securities [member] | Negotiable Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	4,790	2,003
Financial assets at fair value through other comprehensive income	0
Level 2 [Member] | Corporate debt securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	792	968
Financial assets at fair value through other comprehensive income	2,371	1,053
Level 2 [Member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 2 [Member] | Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	7,763	4,707
Financial assets at fair value through other comprehensive income	0	2
Level 2 [Member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	102	173
Financial assets at fair value through other comprehensive income	947	463
Level 2 [Member] | Corporate debt securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	18,501	19,719
Level 2 [Member] | Corporate debt securities [member] | Promissory notes [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	313	435
Level 2 [Member] | Corporate debt securities [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	84	74
Level 2 [Member] | Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	7,949	2,323
Level 3 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		2,833
Financial assets at fair value through other comprehensive income	34
Financial assets designated at fair value through profit or loss	0
Financial liabilities designated at fair value through profit or loss	0
Level 3 [Member] | Structured notes [member]
Disclosure of financial assets measured at fair value [line items]
Financial liabilities designated at fair value through profit or loss	0
Level 3 [Member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 3 [Member] | Promissory notes [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 3 [Member] | Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 3 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,719	2,833
Level 3 [Member] | Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Brazilian external debt bonds [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets designated at fair value through profit or loss	0
Level 3 [Member] | Government securities - other countries [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Government securities - other countries [member] | Argentina [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 3 [Member] | Government securities - other countries [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Government securities - other countries [member] | Colombia [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Government securities - other countries [member] | United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Government securities - other countries [member] | Mexico [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 3 [Member] | Government securities - other countries [member] | Paraguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Government securities - other countries [member] | Uruguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Government securities - other countries [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Government securities - other countries [member] | Germany [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Government securities - other countries [member] | France [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Government securities - other countries [member] | Italy [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,719	2,833
Financial assets at fair value through other comprehensive income	34
Level 3 [Member] | Corporate debt securities [member] | Negotiable Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	1,268
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Corporate debt securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,444	1,411
Financial assets at fair value through other comprehensive income	26
Level 3 [Member] | Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	225	85
Financial assets at fair value through other comprehensive income	0
Level 3 [Member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	7	31
Financial assets at fair value through other comprehensive income	8
Level 3 [Member] | Corporate debt securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	13	5
Level 3 [Member] | Corporate debt securities [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	30	R$ 33
Level 3 [Member] | Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	R$ 0